Cover	12 Months Ended
Mar. 31, 2026 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Mar. 31, 2026
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	FY
Entity Registrant Name	Lianhe Sowell International Group Ltd
Entity Central Index Key	0002004024
Entity File Number	001-42579
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Address, Address Line One	15th Floor, Sannuo Smart Building
Entity Address, Address Line Two	No. 3388 Binhai Ave, Binhai Community
Entity Address, Address Line Three	Nanshan District
Entity Address, City or Town	Shenzhen
Entity Address, Country	CN
Entity Address, Postal Zip Code	00000
Title of 12(b) Security	Class A Ordinary Shares, par value $0.0016
Trading Symbol	LHSW
Security Exchange Name	NASDAQ
Class A Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	3,250,000
Class B Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	62,500
Business Contact
Document Information [Line Items]
Contact Personnel Name	Yue Zhu
Entity Address, Address Line One	15th Floor, Sannuo Smart Building
Entity Address, Address Line Two	No. 3388 Binhai Ave, Binhai Community
Entity Address, Address Line Three	Nanshan District
Entity Address, City or Town	Shenzhen
Entity Address, Country	CN
Entity Address, Postal Zip Code	00000
City Area Code	+86
Local Phone Number	400-616-9629